Equity Method Investments - Narrative (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Proceeds from distribution	$ 300
Investment in equity method investees	4,002	$ 3,277
Customer advances	11,834	17,096
Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Revenue from related parties	55,500	14,900
LeoStella and X-Bow
Schedule of Equity Method Investments [Line Items]
Inventory, net	17,000	47,300
Customer advances	35,200	51,400
Difference between carrying amount and underlying equity	2,900	500
LeoStella
Schedule of Equity Method Investments [Line Items]
Payments remitted	$ 19,300	$ 8,200
Ownership percentage	50.00%
X-Bow
Schedule of Equity Method Investments [Line Items]
Shares purchased during period			13.5
Ownership percentage	17.50%